Consolidated statements of comprehensive income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net income
Revenues		$ 19,293	$ 17,311	$ 18,757
Costs		(13,910)	(13,853)	(13,684)
Gross profit		5,383	3,458	5,073
Selling expenses		(2,132)	(1,804)	(1,896)
Administrative expenses		(836)	(705)	(657)
Exploration expenses		(239)	(61)	(65)
Impairment of property, plant and equipment and inventories write-down		(87)	(2,288)	(123)
Other net operating results		(609)	152	150
Operating profit / (loss)		1,480	(1,248)	2,482
Income from equity interests in associates and joint ventures		396	94	446
Financial income		134	334	320
Financial costs		(1,169)	(1,149)	(988)
Other financial results		340	1,712	796
Net financial results		(695)	897	128
Net profit / (loss) before income tax		1,181	(257)	3,056
Income tax		1,212	(1,020)	(822)
Net profit / (loss) for the year		2,393	(1,277)	2,234
Items that may be reclassified subsequently to profit or loss:
Translation effect from subsidiaries, associates and joint ventures		(103)	(442)	(194)
Result from net monetary position in subsidiaries, associates and joint ventures	[1]	527	221	276
Other comprehensive income for the year		424	(221)	82
Total comprehensive income for the year		2,817	(1,498)	2,316
Net profit / (loss) for the year attributable to:
Shareholders of the parent company		2,348	(1,312)	2,228
Non-controlling interest		45	35	6
Other comprehensive income for the year attributable to:
Shareholders of the parent company		353	(190)	70
Non-controlling interest		71	(31)	12
Total comprehensive income for the year attributable to:
Shareholders of the parent company		2,701	(1,502)	2,298
Non-controlling interest		$ 116	$ 4	$ 18
Earnings per share attributable to shareholders of the parent company:
Basic		$ 5.99	$ (3.35)	$ 5.67
Diluted		$ 5.99	$ (3.35)	$ 5.67

[1]	Result associated to subsidiaries, associates and joint ventures with the peso as functional currency, see Note 2.b.1).